ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN (Details Narrative)							12 Months Ended
	Aug. 01, 2022 USD ($)	Jul. 19, 2022 USD ($)	Jul. 14, 2022 USD ($) shares	Jun. 24, 2022 USD ($)	Jun. 24, 2022 CAD ($)	May 19, 2022 USD ($) shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Apr. 01, 2019
Cash balance							$ 651,490	$ 741,868
Working capital							58,100,000	11,700,000
Net income loss							3,572,108	56,474	$ (2,913,646)
Net income loss							$ (3,572,108)	$ (56,474)	$ 2,913,646
Griggs International Academy China Co Ltd [Member]
Shares issued, shares | shares			9,000
Shares issued, value			$ 900,000
Consideration receieved	$ 50,000	$ 50,000
MTM Animation [Member]
Equity purchased, value				$ 80,030	$ 100,000
Investment Group Limited [Member]
Ownership percentage							100.00%
Visionary Group [Member]
Ownership percentage							46.70%			100.00%
IPO [Member]
Shares issued, shares | shares						4,250,000
Gross proceeds from initial public offering						$ 17,000,000